Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Operating activities
Net loss	$ (2,832,864)	$ (2,362,239)	$ (4,346,200)
Items not affecting cash:
Stock-based compensation		140,612	442,206
Amortization of property and equipment	3,175	3,922	3,992
Amortization of patents	152,962	156,960	133,785
Impairment of patents	223,143
Bad debt expense		10,000
Accretion expense	1,517,436	2,039,344	1,358,101
Convertible debenture interest converted	63,409	47,435	0
Accrued interest on convertible debentures	164,243	125,328	666,245
Shares issued for financing costs	21,000
Gain on revaluation of derivative liabilities	(343,436)	(1,094,718)	(1,614,822)
Loss on conversion of convertible debentures	101,919	63,852	1,009,680
Gain on extinguishment of convertible debentures	(646)	(399,191)
Loss on disposal of property and equipment	5,000	220	983
Foreign exchange gain	(136,606)	(87,033)
Adjustments for increase (decrease) in other operating payables	(1,061,265)	(1,355,508)	(2,346,030)
Net changes in non-cash working capital:
Decrease (increase) in development costs receivable	81,841	324,016	(415,857)
Decrease (increase) in prepaid expenses and other assets	1,980	33,582	(16,986)
Increase (decrease) in trade payables and other liabilities	(4,993)	(341,399)	723,631
Cash flows used in operating activities	(982,437)	(1,339,309)	(2,055,242)
Investing activities
Purchase of property and equipment		(3,548)	(3,809)
Patents		(121,603)	(161,647)
Cash flows used in investing activities		(125,151)	(165,456)
Financing activities
Private placements of shares for cash	212,968	866,200	719,403
Proceeds from issuance of convertible debentures	780,891	1,457,983	1,788,974
Repayments of convertible debentures	(172,198)	(662,080)	(581,618)
Repayments from related parties			15,000
Cash flows provided by financing activities	821,661	1,662,103	1,941,759
Net change in cash	(160,776)	197,643	(278,939)
Cash - beginning of year	206,832	9,189	288,128
Cash - end of year	46,056	206,832	9,189
Supplemental cash flow information
Interest paid (classified in operating activities)	353,214	322,930	321,700
Income taxes paid	0	0	0
Shares issued on settlement of convertible debentures	$ 1,636,825	1,205,130	2,536,963
Shares issued on settlement of accounts payable		$ 13,379	107,708
Shares issued on settlement of wages			$ 21,909